DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information about components of assets and liabilities held for sale [Table Text Block]
	As at December 31, 2022
	La Guitarra(1)	La Parrilla(2)
Assets:
Cash and cash equivalents	$5,218	$-
Trade and other receivables	396	-
Inventory	437	876
Prepaid expenses and other	51	-
Current assets	$6,102	$876

Non-Current Assets:
Mineral Interests - depletable	30,193	13,758
Mineral Interests - non-depletable	3,917	5,252
Property, plant and equipment	4,004	7,821
Right of use assets	16	645
Deposits on long-term assets	26	117
Total assets held-for-sale	$44,258	$28,469

Liabilities:
Trade payables and accrued liabilities	$141	$-
Current portion of lease obligations	8	-
Current Liabilities	$149	$-

Non-Current Liabilities:
Deferred tax liabilities	6,894	1,667
Lease obligations	12	438
Decommissioning liabilities	2,951	4,167
Total liabilities relating to assets held-for-sale	$10,006	$6,272

Net assets held for sale	$34,252	$22,197

(1) On March 29, 2023, the Company completed the sale of La Guitarra to Sierra Madre Gold and Silver Ltd. As such, the asset is no longer classified as held- for-sale, with the assets and liabilities derecognized after disposition.

(2) On August 14, 2023, the Company completed the sale of La Parrilla to Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.). As such, the asset is no longer classified as held-for-sale, with the asset derecognized after disposition.

Disclosure of detailed information about sale of a portfolio of royalty interests [Table Text Block]
Asset	Owner	Location	Royalty	Allocated Value Total
La Encantada	First Majestic Silver Corp.	Coahuila, Mexico	100% Gold Royalty(1)	$1,720,574
La Parrilla	Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.)	Durango, Mexico	2% Net Smelter Return	$3,871,290
Del Toro	First Majestic Silver Corp.	Zacatecas, Mexico	2% Net Smelter Return	$3,226,075
San Martin	First Majestic Silver Corp.	Jalisco, Mexico	2% Net Smelter Return	$5,376,792
La Guitarra	Sierra Madre Gold and Silver Ltd.	Mexico, Mexico	2% Net Smelter Return	$3,011,004
Plomosas	GR Silver Mining Ltd.	Sinaloa, Mexico	2% Net Smelter Return	$4,301,434
La Luz	First Majestic Silver Corp.	San Luís Potosí, Mexico	2% Net Smelter Return	$-
La Joya	Silver Dollar Resources Ltd.	Durango, Mexico	2% Net Smelter Return	$-

(1) Up to the first 1,000 payable ounces annually